Basis of Presentation and Summary of Significant Accounting Policies - Summary of Vendors Representing More Than 10% of Accounts Payable (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DLA Pipe LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	70.00%	10.00%
Donnelly Financial LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Donnelly Financial LLC [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
KPMG LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
KPMG LLP [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Taylor Wessing LLP [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%
Taylor Wessing LLP [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Wilson Sonsini Goodrich & Rosati [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%
Wilson Sonsini Goodrich & Rosati [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%